Financial Assets and Liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Instruments [Line Items]
Opening balance	$ 5,426	$ 2,185
Warrants fair value at grant date	4,600	5,400
Remeasurement of warrant liability	(779)	2,205
Closing Balance	4,647	5,426
Warrants fair value at grant date - December 22, 2022
Disclosure Of Financial Instruments [Line Items]
Warrants fair value at grant date	$ 0	$ 1,036